SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS
                               OF THE LISTED FUND

                                 -----------------

                                 CLASS S SHARES

                      DWS International Select Equity Fund

The following information replaces the disclosure contained in the "How Much Investors Pay" section of the fund's prospectus:

How Much Investors Pay

The table below describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Redemption/Exchange fee on shares owned less than 15 days           2.00%
(as % of redemption proceeds)(1)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee(2)                                                   0.81%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                     None
--------------------------------------------------------------------------------
Other Expenses(3)                                                    0.43
--------------------------------------------------------------------------------
Total Annual Operating Expenses(4)                                   1.24
--------------------------------------------------------------------------------

(1) This fee is charged on applicable redemptions or exchanges. Please see "Policies You Should Know About -- Policies about transactions" for further information.

(2) Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006. Includes 0.10% administration fee.

(3) Restated on an annualized basis to reflect fee changes which took effect on October 1, 2006 and restated to reflect the conversion of Investment Class shares to Class S shares on October 20, 2006.

(4) Effective October 1, 2007, the Advisor has voluntarily agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the fund to the extent necessary to maintain the annual expenses at 0.97% for Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.


               Please Retain This Supplement for Future Reference



                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

November 14, 2007
DISEF-3600

                SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS
                               OF THE LISTED FUND

                                 -----------------

                               INSTITUTIONAL CLASS

                      DWS International Select Equity Fund

The following information replaces the disclosure contained in the "How Much Investors Pay" section of the fund's prospectus:

How Much Investors Pay

The table below describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Redemption/Exchange fee on shares owned less than 15 days           2.00%
(as % of redemption proceeds)(1)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee(2)                                                   0.81%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                     None
--------------------------------------------------------------------------------
Other Expenses(3)                                                    0.26
--------------------------------------------------------------------------------
Total Annual Operating Expenses(4)                                   1.07
--------------------------------------------------------------------------------

(1) This fee is charged on applicable redemptions or exchanges. Please see "Policies You Should Know About -- Policies about transactions" for further information.

(2) Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006. Includes 0.10% administration fee.

(3) Restated on an annualized basis to reflect fee changes which took effect on October 1, 2006 and restated to reflect the conversion of Premier Class shares to Institutional Class shares on August 18, 2006.

(4) Effective October 1, 2007, the Advisor has voluntarily agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the fund to the extent necessary to maintain the annual expenses at 0.92% for Institutional Class shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.


               Please Retain This Supplement for Future Reference




                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

November 14, 2007
PS399-3600